Provisions and Other Non-Current Liabilities - Summary of Provisions and Other Non-Current Liabilities (Parenthetical) (Detail) $ in Millions	1 Months Ended
Feb. 28, 2019 USD ($)
U.K. [Member]
Disclosure of other provisions [Line Items]
Defined benefit pension plan, net surplus	$ 167